ALLOWANCE FOR CREDIT LOSSES - Changes in the Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	$ 141,433	$ 132,977	$ 131,992
Provision for credit losses - loan and lease	49,211	43,074	6,731
Allowance for Loan and Lease Losses, Writeoff	(39,309)	(40,315)	(12,558)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	5,456	5,697	6,812
Allowance for Loan and Lease Losses, Writeoff, Net	(33,853)	(34,618)	(5,746)
Balance at end of year	156,791	141,433	132,977
Commercial & Industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	44,319	42,313	44,052
Provision for credit losses - loan and lease	17,705	19,647	3,221
Allowance for Loan and Lease Losses, Writeoff	(14,648)	(19,175)	(5,899)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	2,611	1,534	939
Allowance for Loan and Lease Losses, Writeoff, Net	(12,037)	(17,641)	(4,960)
Balance at end of year	49,987	44,319	42,313
Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	12,365	3,571	1,633
Provision for credit losses - loan and lease	4,018	13,162	2,041
Allowance for Loan and Lease Losses, Writeoff	(3,392)	(4,423)	(152)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	88	55	49
Allowance for Loan and Lease Losses, Writeoff, Net	(3,304)	(4,368)	(103)
Balance at end of year	13,079	12,365	3,571
Construction real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	11,003	13,527	11,874
Provision for credit losses - loan and lease	8,213	(2,524)	1,653
Allowance for Loan and Lease Losses, Writeoff	0	0	0
Allowance for Loan and Lease Loss, Recovery of Bad Debts	0	0	0
Allowance for Loan and Lease Losses, Writeoff, Net	0	0	0
Balance at end of year	19,216	11,003	13,527
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	34,903	41,106	53,420
Provision for credit losses - loan and lease	11,232	(3)	(12,951)
Allowance for Loan and Lease Losses, Writeoff	(10,633)	(8,723)	(3,667)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	219	2,523	4,304
Allowance for Loan and Lease Losses, Writeoff, Net	(10,414)	(6,200)	637
Balance at end of year	35,721	34,903	41,106
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	18,088	12,684	6,225
Provision for credit losses - loan and lease	(229)	5,196	6,509
Allowance for Loan and Lease Losses, Writeoff	(143)	(39)	(224)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	106	247	174
Allowance for Loan and Lease Losses, Writeoff, Net	(37)	208	(50)
Balance at end of year	17,822	18,088	12,684
Home equity
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	13,322	12,447	9,643
Provision for credit losses - loan and lease	1,239	600	2,066
Allowance for Loan and Lease Losses, Writeoff	(447)	(340)	(160)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	660	615	898
Allowance for Loan and Lease Losses, Writeoff, Net	213	275	738
Balance at end of year	14,774	13,322	12,447
Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	4,888	4,945	1,097
Provision for credit losses - loan and lease	4,852	5,944	5,232
Allowance for Loan and Lease Losses, Writeoff	(7,460)	(6,442)	(1,549)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	1,284	441	165
Allowance for Loan and Lease Losses, Writeoff, Net	(6,176)	(6,001)	(1,384)
Balance at end of year	3,564	4,888	4,945
Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year	2,545	2,384	4,048
Provision for credit losses - loan and lease	2,181	1,052	(1,040)
Allowance for Loan and Lease Losses, Writeoff	(2,586)	(1,173)	(907)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	488	282	283
Allowance for Loan and Lease Losses, Writeoff, Net	(2,098)	(891)	(624)
Balance at end of year	$ 2,628	$ 2,545	$ 2,384